Note 5 - Personnel Expenses, Including Share-based Remuneration - Fair Value Measurement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RSU [member]
Statement Line Items [Line Items]
Exercise price, RSU (in dollars per share)		$ 9.90	$ 9.71	$ 6.71
Exercise price, RSU (in dollars per share)		9.90	9.71	$ 6.71
RSU [member] | Opera [member]
Statement Line Items [Line Items]
Equity unit price valuation (US$) (in dollars per share)			$ 10.49
Expected Volatility (%) (1), (2)	[1],[2]		66.55%
Risk free interest rate (%) (1)	[2]		0.22%
Duration of initial simulation period (years to longstop date) (Year)			3 years 2 months 23 days
Duration of second simulation period with postponed exercise (years) (Year)			3 years
Exercise price, RSU (in dollars per share)			$ 0.00
Exercise price, RSU (in dollars per share)			$ 0.00
Fair value at the measurement date (US$)			$ 10.35
RSU [member] | Kunlun Tech [member]
Statement Line Items [Line Items]
Equity unit price valuation (US$) (in dollars per share)		$ 2.88
Expected Volatility (%) (1), (2)	[1],[2]	25.47%
Risk free interest rate (%) (1)	[2]	2.18%
Exercise price, RSU (in dollars per share)		$ 1.77
Exercise price, RSU (in dollars per share)		$ 1.77
Fair value at the measurement date (US$)			$ 1.22
Option [member] | Opera [member]
Statement Line Items [Line Items]
Equity unit price valuation (US$) (in dollars per share)			$ 10.48
Expected Volatility (%) (1), (2)	[1],[2]		68.10%
Risk free interest rate (%) (1)	[2]		0.46%
Duration of initial simulation period (years to longstop date) (Year)			3 years 7 days
Duration of second simulation period with postponed exercise (years) (Year)			3 years
Exercise price, Options (in dollars per share)			$ 0.00
Fair value at the measurement date (US$)			$ 4.96

[1]	Based on a defined peer group of companies considered comparable to the Group.
[2]	Specified value is 4 years (modeled on yearly basis).